CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (174,030,358)	$ (18,255,869)	$ (9,625,942)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software	0	107,931	9,056
Depreciation	24,879	0	0
Non-cash lease expenses - amortization & interest	8,914	0	0
Long-term incentive plan expense	947	150,099	(736)
Stock-based compensation	3,301,392	0	0
Warrants expenses	98,537,955	0	0
Unrealized gains on financial investments	(3,431,924)	0	0
Changes in operating assets and liabilities:
Other assets	4,840,322	(6,270,287)	(1,379)
Related party receivables	206,806	(220,000)	0
Accounts payable	1,924,083	30,653	527,376
Related party payables	2,872,871	8,642,340	0
Operating lease liabilities	(8,914)	0	0
Other payables	6,295,481	929,123	62,836
Net cash used in operating activities	(59,457,546)	(14,886,010)	(9,028,789)
Cash flows from investing activities:
Purchases of investment securities	(177,000,000)	0	0
Related party loan	(81,000,000)	0	0
Property, plant & equipment	(476,465)	0	0
Net cash used in investing activities	(258,476,465)	0	0
Cash flows from financing activities:
Transfer from parent	0	14,262,533	9,028,789
Capital contribution net of transaction costs reimbursed to Zanite	369,830,250	15,000,000	0
Transaction Costs reimbursed to parent	(15,754,066)	0	0
Distribution to parent, net	(1,372,633)	0	0
Net cash provided by financing activities	352,703,551	29,262,533	9,028,789
Increase in cash and cash equivalents	34,769,540	14,376,523	0
Cash and cash equivalents at the beginning of the period	14,376,523	0	0
Cash and cash equivalents at the end of the period	49,146,063	14,376,523	0
Supplemental disclosure of other noncash investing and income taxes paid
Additions to capitalized software transferred by parent	0	784,241	16,494
Income tax paid	970,253	0	0
Recognition of the operating assets ROU assets	224,210	0	0
Recognition of the operating lease liabilities	$ (224,210)	$ 0	$ 0